Property, Plant And Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Schedule of Property, Plant and Equipment, Net [Line Items]
Total		$ 2,620,586	$ 1,490,866
Less: accumulated depreciation		(510,809)	(391,131)
Less: accumulated impairment	[1]	(11,481)	(13,460)
Net carrying amount		2,098,296	1,086,275
Construction in progress [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total		729,429	134,172
Buildings [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total		110,859	99,716
Land [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total		12,469	6,620
Machinery [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total		126,230	123,725
Electronic equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total		43,564	31,207
Leasehold improvements and property improvements [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total		234,398	202,552
Containerized solution [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total		37,676	46,174
GPU equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total		49,549	13,656
Mining rigs [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total		1,270,521	827,491
Others [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total		$ 5,891	$ 5,553

[1]	No impairment loss on property, plant and equipment was recognized for the six months ended June 30, 2026 and 2025.